Digital Assets (Tables)	6 Months Ended
Dec. 31, 2024
Digital Assets [Abstract]
Schedule of Digital Assets
	As of December 31, 2024	As of June 30, 2024
Non-Fungible Token A	$140,586	$140,586
Non-Fungible Token B	600,000	600,000
	740,586	740,586
Impairment	(600,000)	(600,000)
Digital assets, net	$140,586	$140,586